August 30, 2007


United States Securities and Exchange Commission
100F Street, N.E.
Washington, D.C. 20549
Attention: Byron N. Cooper
Division of Corporate Finance

Re:  Semotus Solutions, Inc.
     Registration Statement on Form S-3
     Filed August 15, 2007
     File No.: 333-145456

Dear Mr. Cooper:

This letter is in response to your comment letter dated August 20, 2007. We have amended our filing and responded to your comment by making the requested changes in our Amendment No. 1 to the Registration Statement on Form S-3. These changes can be found in the "Undertakings" Section.

Please let me know if you have any further questions or comments.


Sincerely,

/s/ Tali Durant
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Tali Durant
General Counsel
Semotus Solutions, Inc.